Annual Total Returns - FidelityLow-PricedStockK6Fund-PRO - FidelityLow-PricedStockK6Fund-PRO - Fidelity Low-Priced Stock K6 Fund - Fidelity Low-Priced Stock K6 Fund	Jan. 29, 2025
Bar Chart Table:
Annual Return, Inception Date	May 26, 2017
Annual Return 2018	(9.73%)
Annual Return 2019	25.13%
Annual Return 2020	9.31%
Annual Return 2021	24.73%
Annual Return 2022	(5.21%)
Annual Return 2023	14.85%